EATON VANCE GREATER CHINA GROWTH FUND
                     EATON VANCE ASIAN SMALL COMPANIES FUND
                        EATON VANCE INFORMATION AGE FUND
                   EATON VANCE WORLDWIDE HEATLH SCIENCES FUND
                             EATON VANCE GROWTH FUND
               Supplement to Statements of Additional Information
                              dated January 1, 2003

                        EATON VANCE INCOME FUND OF BOSTON
                        EATON VANCE LARGE-CAP GROWTH FUND
                           EATON VANCE SMALL-CAP FUND
               Supplement to Statements of Additional Information
                             dated February 1, 2003

                        EATON VANCE EQUITY RESEARCH FUND
                          EATON VANCE HIGH INCOME FUND
                        EATON VANCE STRATEGIC INCOME FUND
              EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
               EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
                EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.2
                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                       EATON VANCE TAX-MANAGED VALUE FUND
               Supplement to Statements of Additional Information
                               dated March 1, 2003

1. The following replaces the first two sentences of "Right of Accumulation" under "Sales Charges":

The applicable sales charge level for the purchase of Class A shares is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Class B, Class C and/or Class D shares owned by the shareholder in the Fund or other Eaton Vance funds. Shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, and Eaton Vance Tax Free Reserves, as well as Class I and Advisers Class shares of Eaton Vance funds, cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account for the benefit of the persons identified in (i), will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

2. The following replaces the second sentence of "Statement of Intention" under "Sales Charges":

Shares eligible for the Right of Accumulation (see below) as of the date of the Statement and Class A, Class B, Class C and Class D shares of other Eaton Vance funds purchased during the 13-month period will be included toward the completion of the Statement.




May 1, 2003